Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2023 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 6.5%
Gold Funds — 2.9%
abrdn Gold ETF Trust*(a)	68,423	$1,264,457
Graniteshares Gold Trust*(a)	24,032	458,771
iShares Gold Trust*	370,025	13,539,215
SPDR Gold MiniShares Trust*	69,662	2,666,661

Total Gold Funds		17,929,104
Silver Funds — 1.2%
abrdn Silver ETF Trust*(a)	29,820	679,896
iShares Silver Trust*	311,218	6,793,889

Total Silver Funds		7,473,785
U.S. Dollar Fund — 2.4%
Invesco DB U.S. Dollar Index Bullish Fund(a)	548,515	15,089,648
Total Exchange Traded Vehicles
(Cost $38,832,280)		40,492,537

Investment Companies — 93.5%

Bank Loan Funds — 10.7%
Invesco Senior Loan ETF(a)	1,263,506	26,672,612
SPDR Blackstone Senior Loan ETF(a)	944,039	39,734,601

Total Bank Loan Funds		66,407,213

BRIC Equity Funds — 1.5%
iShares MSCI China ETF	150,624	8,070,434
SPDR S&P China ETF(a)	13,425	1,182,205

Total BRIC Equity Funds		9,252,639

Convertible Bond Funds — 8.7%
iShares Convertible Bond ETF(a)	230,523	16,991,851
SPDR Bloomberg Convertible Securities ETF	547,825	37,367,143

Total Convertible Bond Funds		54,358,994

Emerging Bonds - Local Currency Funds — 1.8%
SPDR Bloomberg Emerging Markets Local Bond ETF(a)	219,638	4,728,806
VanEck J. P. Morgan EM Local Currency Bond ETF(a)	244,155	6,169,797

Total Emerging Bonds - Local Currency Funds		10,898,603

Emerging Equity Funds — 7.3%
iShares Core MSCI Emerging Markets ETF	239,159	12,166,018
iShares MSCI Emerging Markets Min Vol Factor ETF	344,908	18,900,958
Schwab Emerging Markets Equity ETF	62,169	1,595,878
Vanguard FTSE Emerging Markets ETF	309,067	13,051,900

Total Emerging Equity Funds		45,714,754

Emerging Markets Small Cap Equity Fund — 2.0%
SPDR S&P Emerging Markets SmallCap ETF	235,827	12,272,437

Europe Equity Funds — 0.7%
iShares Core MSCI Europe ETF(a)	14,718	765,042
JPMorgan BetaBuilders Europe ETF(a)	12,315	653,064
Vanguard FTSE Europe ETF(a)	51,704	3,140,501

Total Europe Equity Funds		4,558,607

Floating Rate - Investment Grade Funds — 5.1%
iShares Floating Rate Bond ETF	460,678	23,337,947
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	264,846	8,109,585

Total Floating Rate - Investment Grade Funds		31,447,532

High Yield Corporate Bond Funds — 1.0%
iShares iBoxx High Yield Corporate Bond ETF(a)	46,033	3,513,699
SPDR Bloomberg High Yield Bond ETF	22,941	2,147,966
Xtrackers USD High Yield Corporate Bond ETF(a)	24,732	864,878

Total High Yield Corporate Bond Funds		6,526,543

International Equity Core Funds — 2.8%
iShares Core MSCI EAFE ETF	119,967	8,046,187
Vanguard FTSE Developed Markets ETF	199,021	9,107,201

Total International Equity Core Funds		17,153,388

Investment Grade Corporate Bond Funds — 18.4%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	2,529	129,586
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,559	616,326
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	810,944	41,082,423
Vanguard Intermediate-Term Corporate Bond ETF	8,482	685,261
Vanguard Short-Term Corporate Bond ETF	944,664	72,247,903

Total Investment Grade Corporate Bond Funds		114,761,499

Mortgage Backed Securities Funds — 0.6%
iShares MBS ETF	20,805	1,994,783
SPDR Portfolio Mortgage Backed Bond ETF(a)	14,595	327,658
Vanguard Mortgage-Backed Securities ETF(a)	26,391	1,242,752

Total Mortgage Backed Securities Funds		3,565,193

U.S. Large Cap Core Funds — 4.0%
Energy Select Sector SPDR Fund(a)	52,717	4,740,840
Financial Select Sector SPDR Fund(a)	144,648	5,288,331
Health Care Select Sector SPDR Fund	32,625	4,350,870
iShares MSCI USA Quality Factor ETF	40,785	4,980,256
Vanguard Energy ETF	7,787	972,441
Vanguard Financials ETF	16,333	1,457,067
Vanguard Health Care ETF(a)	13,868	3,412,637

Total U.S. Large Cap Core Funds		25,202,442

U.S. Large Cap Growth Funds — 2.6%
Schwab U.S. Large-Cap Growth ETF(a)	35,741	2,183,060
Vanguard Growth ETF(a)	46,854	11,021,935
Vanguard Mega Cap Growth ETF	8,080	1,539,402

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Large Cap Growth Funds (continued)
Vanguard Russell 1000 Growth ETF	24,416	$1,457,879

Total U.S. Large Cap Growth Funds		16,202,276

U.S. Medium Term Treasury Bond Funds — 8.8%
iShares 3-7 Year Treasury Bond ETF(a)	166,979	19,586,637
Schwab Intermediate-Term U.S. Treasury ETF	250,317	12,608,467
Vanguard Intermediate-Term Treasury ETF	377,647	22,609,726

Total U.S. Medium Term Treasury Bond Funds		54,804,830

U.S. Momentum Fund — 0.6%
iShares MSCI USA Momentum Factor ETF	26,970	3,914,156

U.S. REITS Funds — 0.4%
Fidelity MSCI Real Estate Index ETF	3,131	85,790
iShares Core U.S. REIT ETF	2,068	113,202
Vanguard Real Estate ETF	21,687	1,974,818

Total U.S. REITS Funds		2,173,810

U.S. Small Cap Growth Funds — 2.7%
iShares Russell 2000 Growth ETF	28,457	6,714,714
SPDR S&P 600 Small Cap Growth ETF	19,582	1,519,171
Vanguard Small-Cap Growth ETF(a)	38,460	8,613,117

Total U.S. Small Cap Growth Funds		16,847,002

U.S. Ultra Short Term Bond Funds — 13.8%
Goldman Sachs Access Treasury 0-1 Year ETF	159,575	15,955,905
Invesco Treasury Collateral ETF(a)	150,432	15,851,020
IQ Ultra Short Duration ETF†(b)	465,707	22,256,137
iShares Short Treasury Bond ETF(a)	143,022	15,772,466
SPDR Bloomberg 1-3 Month T-Bill ETF	172,429	15,816,912

Total U.S. Ultra Short Term Bond Funds		85,652,440

Total Investment Companies
(Cost $584,788,735)		581,714,358

Short-Term Investment — 13.8%

Money Market Fund — 13.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(c)(d)
(Cost $86,200,855)	86,200,855	86,200,855

Total Investments — 113.8%
(Cost $709,821,870)		708,407,750
Other Assets and Liabilities, Net — (13.8)%		(85,936,658)
Net Assets — 100.0%		$622,471,092

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $106,002,002; total market value of collateral held by the Fund was $107,963,137. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $21,762,282.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,150,550.
(c)	Reflects the 1-day yield at January 31, 2023.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Gold ETF Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$66,325	$–
abrdn Gold ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	66,325	–
abrdn Silver ETF Trust	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	35,659	–
abrdn Silver ETF Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	35,659	–
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(98,737)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.14%	7/05/2023	Monthly	(98,737)	–
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	248,656	–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	248,656	–
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	4,494	–
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,494	–
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	277,381	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	277,381	–
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(627,397)	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(627,397)	–
Goldman Sachs Access Treasury 0-1 Year ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	836,916	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	836,916	–
Graniteshares Gold Trust	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	24,072	–
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,072	–
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	228,179	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	228,179	–
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(507,315)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(507,315)	–
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	791,490	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	791,490	–
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,367,506	–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,367,506	–
Invesco Treasury Collateral ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	831,475	–
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	831,475	–
Invesco Variable Rate Preferred ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(5,272,767)	–
Invesco Variable Rate Preferred ETF	Morgan Stanley	1-Day FEDEF - 21.03%	7/05/2023	Monthly	(5,272,767)	–
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,167,366	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$1,167,366	$–
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(3,475,781)	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.93%	7/05/2023	Monthly	(3,475,781)	–
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(15,540)	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(15,540)	–
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,027,313	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,027,313	–
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	6,815	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,815	–
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	891,301	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	891,301	–
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	422,004	–
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	422,004	–
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	638,113	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	638,113	–
iShares Core MSCI Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	40,129	–
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	40,129	–
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	5,967	–
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,967	–
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,224,098	–
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,224,098	–
iShares Gold Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	710,175	–
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	710,175	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	32,263	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	32,263	–
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	184,337	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	184,337	–
iShares JP Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(3,129,332)	–
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,129,332)	–
iShares MBS ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	104,605	–
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	104,605	–
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	423,282	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$423,282	$–
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(730,199)	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF - 2.33%	7/05/2023	Monthly	(730,199)	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	991,387	–
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	991,387	–
iShares MSCI Global Min Vol Factor ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(5,117,139)	–
iShares MSCI Global Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(5,117,139)	–
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(182,464)	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.73%	7/05/2023	Monthly	(182,464)	–
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	205,359	–
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	205,359	–
iShares MSCI USA Quality Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	260,461	–
iShares MSCI USA Quality Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	260,461	–
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(2,208,024)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 1.08%	7/05/2023	Monthly	(2,208,024)	–
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	352,288	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	352,288	–
iShares Russell 2000 Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(55,353)	–
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(55,353)	–
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(32,302)	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 2.43%	7/05/2023	Monthly	(32,302)	–
iShares Short Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	827,210	–
iShares Short Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	827,210	–
iShares Silver Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	356,353	–
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	356,353	–
iShares TIPS Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(3,213,541)	–
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,213,541)	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	2,106,291	–
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,106,291	–
iShares U.S. Industrials ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(48,471)	–
iShares U.S. Industrials ETF	Morgan Stanley	1-Day FEDEF - 7.63%	7/05/2023	Monthly	(48,471)	–
JPMorgan BetaBuilders Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	34,629	–
JPMorgan BetaBuilders Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	34,629	–
JPMorgan BetaBuilders Japan ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(130,974)	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
JPMorgan BetaBuilders Japan ETF	Morgan Stanley	1-Day FEDEF - 5.08%	7/05/2023	Monthly	$(130,974)	$–
Schwab Emerging Markets Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	84,660	–
Schwab Emerging Markets Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	84,660	–
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	661,308	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	661,308	–
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(223,439)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF - 12.68%	7/05/2023	Monthly	(223,439)	–
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	114,464	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	114,464	–
Schwab U.S. TIPS ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(1,905,913)	–
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(1,905,913)	–
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	2,037,198	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,037,198	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	829,606	–
SPDR Bloomberg 1-3 Month T-Bill ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	829,606	–
SPDR Bloomberg Barclays High Yield Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	112,637	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	112,637	–
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,915,814	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,915,814	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	248,026	–
SPDR Bloomberg Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	248,026	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	425,373	–
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	425,373	–
SPDR Bloomberg Short Term High Yield Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(1,686,773)	–
SPDR Bloomberg Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 0.78%	7/05/2023	Monthly	(1,686,773)	–
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(104,481)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 2.73%	7/05/2023	Monthly	(104,481)	–
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	139,875	–
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	261,491	–
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(3,297)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,297)	–
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	17,174	–
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,174	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR S&P 600 Small Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	$79,442	$–
SPDR S&P 600 Small Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	79,442	–
SPDR S&P China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	62,082	–
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	62,082	–
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	643,683	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	643,683	–
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(306,627)	–
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF - 1.08%	7/05/2023	Monthly	(306,627)	–
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(515,832)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(515,832)	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	323,608	–
VanEck J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	323,608	–
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(28,833)	–
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 1.53%	7/05/2023	Monthly	(28,833)	–
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(691,179)	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(691,179)	–
Vanguard Energy ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	50,951	–
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	50,951	–
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	76,453	–
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	76,453	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(503,525)	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.68%	7/05/2023	Monthly	(503,525)	–
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	477,689	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	477,689	–
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	684,591	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	684,591	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	164,727	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	164,727	–
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(844,023)	–
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.63%	7/05/2023	Monthly	(844,023)	–
Vanguard Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	578,220	–
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	578,220	–
Vanguard Health Care ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	179,146	–

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023: (continued)

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$179,146	$–
Vanguard Industrials ETF	Morgan Stanley	1-Day FEDEF - 4.58%	7/05/2023	Monthly	(279,960)	–
Vanguard Information Technology ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(214,433)	–
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(214,433)	–
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	35,952	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	35,952	–
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	1,185,905	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,185,905	–
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(2,311)	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.78%	7/05/2023	Monthly	(2,311)	–
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	80,780	–
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	80,780	–
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	65,173	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	65,173	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	103,535	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	103,535	–
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	76,489	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	76,489	–
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	3,704,156	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,704,156	–
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	451,931	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	451,931	–
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Day FEDEF	2/28/2023	Monthly	(110,162)	–
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(110,162)	–
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	2/28/2023	Monthly	45,356	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	45,356	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,150,550 and with Merrill Lynch amounted to $– at January 31, 2023. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of January 31, 2023.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$40,492,537	$–	$–	$40,492,537
Investment Companies	581,714,358	–	–	581,714,358
Short-Term Investment:
Money Market Fund	86,200,855	–	–	86,200,855
Total Investments in Securities	708,407,750	–	–	708,407,750
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$708,407,750	$–	$–	$708,407,750
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended January 31, 2023 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2023	Value ($) at 01/31/2023
IQ Ultra Short Duration ETF	1,296,301	62,196,522	28,551,780	(67,697,705)	(2,143,269)	1,348,809	925,596	–	465,707	22,256,137